Principal Funds, Inc.
Supplement dated July 31, 2020
to the Statement of Additional Information dated December 31, 2019
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD

Under Additional Information Regarding Board Members and Officers, delete the row for Randy L. Bergstrom in the FUND COMPLEX OFFICERS table and add the following to the alphabetical list of officers:

Randy D. Bolin 711 High Street Des Moines, IA 50392 1961	Assistant Tax Counsel (since 2020)
Vice President/Associate General Counsel, PFSI (since 2013)
Vice President/Associate General Counsel, PGI (since 2016)
Assistant General Counsel, PGI (2007‑2016)
Vice President/Associate General Counsel, PLIC (since 2013)

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